Schedule I - Financial Information of Parent Company (Details) (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement
Ordinary shares, par value (in dollars per share)	$ 0	$ 0
Ordinary shares, shares authorized	451,925,654	451,925,654
Ordinary shares, shares issued	190,926,475	182,762,475
Ordinary shares, shares outstanding	185,069,020	177,621,367
Parent Company
Statement
Ordinary shares, par value (in dollars per share)	$ 0	$ 0
Ordinary shares, shares authorized	451,925,654	451,925,654
Ordinary shares, shares issued	190,926,475	182,762,475
Ordinary shares, shares outstanding	185,069,020	177,621,367